Annual Total Returns - Energy Portfolio [BarChart] - 02.28 Select Portfolios: Group 3 Energy Sector PRO-19 - Energy Portfolio - Energy Portfolio-Default	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	4.64%
Annual Return 2013	24.21%
Annual Return 2014	(12.64%)
Annual Return 2015	(20.53%)
Annual Return 2016	33.84%
Annual Return 2017	(2.64%)
Annual Return 2018	(24.92%)
Annual Return 2019	9.88%
Annual Return 2020	(32.51%)
Annual Return 2021	55.35%